Taxation (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Accrued employee benefits		$ 8,470
Allowance for bad debts expense - other receivables/accounts receivables	178,271	345,764
Advertising expenses	241,601
Operating loss carryforwards, net	7,170,804	9,590,434
Deferred tax assets gross	7,590,676	9,944,668
Less: valuation allowances	(2,968,926)	(2,231,285)
Total deferred tax assets	$ 4,621,750	$ 7,713,383